LIFE INSURANCE SETTLEMENT POLICIES - Estimated Premiums (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Investments, All Other Investments [Abstract]
2023 remaining	$ 59,184	$ 799,201
2024	411,445	896,961
2025	403,224	895,559
2026	97,789	981,749
2027	71,775	1,096,323
Thereafter	654,558	4,197,118
Total	$ 1,697,975	$ 8,866,912